Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [Abstract]
Disclosure of future minimum lease payments
Future minimum lease payments for its premises and the minimum amount to exit the Company’s contractual commitments are as follows:

	Operating leases $	Purchase obligations $
2019	208	12,568
2020	241	6,051
2021	246	71
2022	105	8
	800	18,698

Contingencies

i)
The Company may, from time to time, be subject to claims and legal proceedings brought against it in the normal course of business. Such matters are subject to many uncertainties. Management believes the ultimate resolution of such contingencies will not have a material adverse effect on the consolidated financial position of the Company.

ii)
The Company entered into indemnification agreements with its officers and directors. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company does maintain liability insurance to limit the exposure of the Company.

iii)
The Company entered into an agreement dated February 14, 2014 whereby the Company is required to pay a third party a royalty equivalent to 2% of royalties received on the sale of voclosporin by licensees and/or 0.3% of net sales of voclosporin sold directly by the Company. Should the Company sell substantially all of the assets of voclosporin to a third party or transfer those assets to another party in a merger in a manner such that this payment obligation is no longer operative, then the Company would be required to pay 0.3% of the value attributable to voclosporin in the transaction.

iv)
The Company has entered into license and research and development agreements with third parties that include indemnification and obligation provisions that are customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of third party claims or damages arising from these transactions. These provisions may survive termination of the underlying agreement. The nature of the obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements.